COMMITMENTS AND CONTINGENCIES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES
lease expenses	¥ 27,089	¥ 23,871	¥ 24,038
Future minimum lease payments under non-cancelable operating lease agreements
2019	30,443
2020	27,496
2021	14,322
2022	8,299
2023	7,835
Thereafter	16,509
Total	¥ 104,904